Cover	May 26, 2022
Cover [Abstract]
Entity Registrant Name	Aemetis, Inc.
Entity Central Index Key	0000738214
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 26, 2022
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	26-1407544
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-36475
Entity Address Address Line 1	20400 Stevens Creek Blvd., Suite 700
Entity Address City Or Town	Cupertino
Entity Address State Or Province	CA
Entity Address Postal Zip Code	95014
City Area Code	408
Local Phone Number	213-0940
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	AMTX
Security Exchange Name	NASDAQ